Claremont Investment Partners
                            Industry Leaders Fund(R)

Dear Shareholders:

Investment Results - Semi Annual Fiscal Period Ended December 31, 1999.

The Industry Leaders Fund(R) (the "Fund") ended the year with a total return of 4.15% for Class "I" and 3.98% for class "D shares". The Funds performance compared to the Industry Leaders Strategy Model(TM) ("Strategy Model") was slightly better than would be expected by the hypothetical performance methodology of the Strategy Model described in the Prospectus dated December 31, 1999. When hypothetical results were presented in our Prospectus, hypothetical performance included 2% of Fund assets held in cash. We attempted to be fully invested and benefited from this position, yet for conservative historical purposes continue to use the 2% cash position for our hypothetical analysis.

During the period of time from inception on March 17, 1999 to the close of the first calendar year on December 31, 1999, both classes (D and I) lagged the benchmark large value S&P BARRA Value Index(R) by 3.35% (class I) and 3.52% (class D), but out-performed the Russell 1000 Value Index(R) by 0.86% (class I) and 0.69% (class D).

We are pleased with our management of the Fund to the Strategy Model, and will continue to remain as fully invested as we can, yet able to meet redemption needs via our cash position.

---------------------- -------------------- ------------------- -------------------- ------------------- --------------------
Comparative               The Industry         The Industry
Investment Returns        Leaders Fund(R)     Leaders Fund(R)        S&P BARRA          Russell 1000      Industry Leaders
(a)(b)                      Class "I"           Class "D"          Value Index(R)       Value Index(R)   Strategy Model(TM)(d)
---------------------- -------------------- ------------------- -------------------- ------------------- --------------------
---------------------- -------------------- ------------------- -------------------- ------------------- --------------------
Last Quarter (c)              6.23%               6.17%                8.98%               5.43%                6.35%
---------------------- -------------------- ------------------- -------------------- ------------------- --------------------
---------------------- -------------------- ------------------- -------------------- ------------------- --------------------
Inception to 12/31/99         4.15%               3.98%                7.50%               3.29%                4.10%
---------------------- -------------------- ------------------- -------------------- ------------------- --------------------

(a)  Past performance is not indicative of future performance
(b) Both Classes of The Industry Leaders Fund(R) are net of all expenses, versus the gross market benchmarks (The S&P BARRA Value Index and the Russell 1000 Value Index). Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.
(c)  Last Quarter 9/30/99 to 12/31/99
(d) Results of Industry Leaders Strategy Model(TM)without expenses and 2% in cash as calculated in Prospectus.

Outlook

Our outlook has not changed since our annual report. We will continue to experience stock price volatility as interest rate concerns rattle the markets. The Federal Reserve has tightened the short-term credit market and continues to indicate that the trend will continue towards higher short-term interest rates.

Our long-term outlook for financial assets remains cautiously optimistic. The markets will learn this year if the "dot.com" companies can produce profit. High expectations have pushed the technology sector higher in the past 6 months and this push has had a dampening effect on the Large Value sector. Many of our leaders were punished for missing earnings estimates, yet the inverse has happened with the dot.com companies. The upcoming 12 months will be eventful, as the market will learn if the "dot.com" companies can produce more profits than expectation. If expectations are not met, we could witness a correction in the overall market, as well as the technology sector.

We do stress the importance of proper asset allocation between stocks, bonds and cash and believe all investors should consider the risk to equity investing and balance that risk with proper asset allocation.

We look forward to our first full calendar year and thank you for your confidence in The Industry Leaders Fund(R), and as always, we welcome your questions and comments.

Sincerely,



Gerald P. Sullivan
President and Chief Investment Officer

      ---------------------------------------------------------------------
 104 Summit Ave Box 80 Summit, NJ 07902-0080 (908) 273-5440 Fax: (908) 273-8762


Industry Leaders Fund (R)
Schedule of Investments - December 31, 1999 (Unaudited)

Common Stocks - 96.5%                                            Shares                        Value

AEROSPACE & DEFENSE - 1.4%
Aerospace & Defense - 1.4%
Boeing Company                                                         930                        $ 38,537
                                                                                          -----------------
                                                                                          -----------------

BASIC INDUSTRIES - 8.2%
Chemicals - 1.5%
Dupont (EI) de NeMours                                                 320                          21,080
Rohm & Haas Company                                                    550                          22,378
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    43,458
                                                                                          -----------------
                                                                                          -----------------
Iron & Steel - 0.2%
USX-U.S. Steel Group                                                   200                           6,600
                                                                                          -----------------
                                                                                          -----------------

Manufacturers - Diversified - 3.0%
Illinois Tool Works, Inc.                                              100                           6,756
Minnesota Mining & Manufacturing Company                               230                          22,511
Tenneco, Inc.                                                          470                           4,377
Tyco International, Inc.                                             1,349                          52,611
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    86,255
                                                                                          -----------------
                                                                                          -----------------
Metals & Mining - 1.4%
Alcoa, Inc.                                                            325                          26,975
Barrick Gold Corporation                                               430                           7,606
Nucor Corporation                                                      110                           6,029
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    40,610
                                                                                          -----------------
                                                                                          -----------------
Packaging & Containers - 0.4%
Crown Cork & Seal, Inc.                                                480                          10,740
                                                                                          -----------------
                                                                                          -----------------

Paper & Forest Products - 1.7%
International Paper, Inc.                                              845                          47,690
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  BASIC  INDUSTRIES                                                                        235,353
                                                                                          -----------------
                                                                                          -----------------

CONSTRUCTION & REAL ESTATE - 0.7%
Building Materials - 0.4%
LaFarge Corporation                                                    130                           3,591
Masco Corporation                                                      250                           6,344
                                                                                          -----------------
                                                                                          -----------------
                                                                                                     9,935
                                                                                          -----------------
                                                                                          -----------------
Construction - 0.3%
Centex Corporation                                                     240                           5,925
Clayton Homes, Inc.                                                    300                           2,756
                                                                                          -----------------
                                                                                          -----------------
                                                                                                     8,681
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  CONSTRUCTION  &  REAL  ESTATE                                                             18,616
                                                                                          -----------------
                                                                                          -----------------
Industry Leaders Fund (R)
Schedule of Investments - December 31, 1999 (Unaudited)- continued

Common Stocks - continued                                         Shares                       Value

DURABLES - 3.3%
Autos & Auto Parts - 2.3%
Delphi Automotive Systems, Inc. (a)                                    560                         $ 8,820
Ford Motor Company                                                     850                          45,316
Goodyear Tire & Rubber Company                                         100                           2,806
Magna International - Class A                                          210                           8,899
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    65,841
                                                                                          -----------------
                                                                                          -----------------
Consumer Durables - 0.2%
Whirlpool Corporation                                                  100                           6,506
                                                                                          -----------------
                                                                                          -----------------

Home Furnishings - 0.2%
Leggett & Platt, Inc.                                                  280                           6,002
                                                                                          -----------------
                                                                                          -----------------

Textiles & Apparel - 0.6%
Nike, Inc. - Class B                                                   100                           4,956
Springs Industries, Inc. - Class A                                     100                           3,994
V.F. Corporation                                                       250                           7,500
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    16,450
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  DURABLES                                                                                  94,799
                                                                                          -----------------
                                                                                          -----------------

ENERGY - 6.6%
Energy Services - 1.0%
Schlumberger Ltd.                                                      500                          28,063
                                                                                          -----------------
                                                                                          -----------------

Oil & Gas - 5.6%
Burlington Resources, Inc.                                             290                           9,588
Chevron Corporation                                                    310                          26,854
Exxon Corporation                                                      749                          60,341
Royal Dutch Petroleum                                                  995                          60,260
Transocean Offshore                                                     97                           3,261
                                                                                          -----------------
                                                                                          -----------------
                                                                                                   160,304
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  ENERGY                                                                                   188,367
                                                                                          -----------------
                                                                                          -----------------

FINANCE - 23.1%
Banks - 9.4%
Bank of America Corporation                                          1,070                          53,701
Bank One Corporation                                                 1,300                          41,600
Chase Manhattan, Inc.                                                  750                          58,266
Citigroup, Inc.                                                      1,150                          64,041
Wells Fargo, Inc.                                                    1,280                          51,760
                                                                                          -----------------
                                                                                          -----------------
                                                                                                   269,368
                                                                                          -----------------
                                                                                          -----------------
Federal Sponsored Credit - 1.3%
Fannie Mae                                                             610                          38,087
                                                                                          -----------------
                                                                                          -----------------
Industry Leaders Fund (R)
Schedule of Investments - December 31, 1999 (Unaudited)- continued

Common Stocks - continued                                         Shares                       Value

FINANCE - continued
Insurance - 9.0%
Aetna, Inc.                                                            790                        $ 44,092
Allstate Corporation                                                 2,100                          50,531
American International Group                                           530                          57,306
AXA Financial Inc.                                                     900                          30,600
Berkshire Hathaway, Inc. - Class B (a)                                  33                          60,390
Loews Corporation                                                      250                          15,172
                                                                                          -----------------
                                                                                          -----------------
                                                                                                   258,091
                                                                                          -----------------
                                                                                          -----------------
Real Estate Investment Trust - 0.7%
Equity Residential Properties Trust                                    460                          19,636
                                                                                          -----------------
                                                                                          -----------------

Securities Industry - 2.1%
Morgan Stanley, Dean Witter & Company                                  410                          58,527
                                                                                          -----------------
                                                                                          -----------------

Services - 0.6%
American Express Company                                               100                          16,625
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  FINANCE                                                                                  660,334
                                                                                          -----------------
                                                                                          -----------------

HEALTH - 3.8%
Diversified - 1.5%
Johnson & Johnson, Inc.                                                470                          43,828
                                                                                          -----------------
                                                                                          -----------------

Drugs & Pharmaceuticals - 2.3%
Bristol-Myers Squibb, Inc.                                             100                           6,419
Merck & Company, Inc.                                                  825                          55,430
Pfizer, Inc.                                                           100                           3,250
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    65,099
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  HEALTH                                                                                   108,927
                                                                                          -----------------
                                                                                          -----------------

INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%
Electrical Equipment - 2.6%
Applied Materials, Inc. (a)                                            100                          12,669
General Electric, Inc.                                                 400                          61,900
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    74,569
                                                                                          -----------------
                                                                                          -----------------
Industrial Machinery & Equipment - 1.1%
Caterpillar, Inc.                                                      665                          31,297
                                                                                          -----------------
                                                                                          -----------------

Pollution Control - 0.3%
Waste Management                                                       485                           8,336
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  INDUSTRIAL  MACHINERY  &  EQUIPMENT                                                      114,202
                                                                                          -----------------
                                                                                          -----------------
Industry Leaders Fund (R)
Schedule of Investments - December 31, 1999 (Unaudited)- continued

Common Stocks - continued                                         Shares                       Value

MEDIA & LEISURE - 4.8%
Broadcasting - 0.2%
Comcast Corporation - class A, Non-voting                              100                         $ 5,056
                                                                                          -----------------
                                                                                          -----------------

Entertainment - 2.2%
Disney (Walt) Company                                                2,175                          63,619
                                                                                          -----------------
                                                                                          -----------------

Lodging & Gaming - 1.1%
Carnival Corporation                                                   360                          17,213
Park Place Entertainment Corporation (a)                             1,100                          13,750
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    30,963
                                                                                          -----------------
                                                                                          -----------------
Publishing - 0.7%
Gannett Company, Inc.                                                  180                          14,681
McGraw-Hill Companies                                                  100                           6,162
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    20,843
                                                                                          -----------------
                                                                                          -----------------
Restaurants - 0.6%
McDonald's Corporation                                                 390                          15,722
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  MEDIA  &  LEISURE                                                                        136,203
                                                                                          -----------------
                                                                                          -----------------

NON-DURABLES - 4.6%
Beverages - 1.4%
Coca-Cola Company                                                      380                          22,135
Seagram Company Ltd.                                                   400                          17,900
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    40,035
                                                                                          -----------------
                                                                                          -----------------
Foods - 1.6%
Unilever N.V.                                                          858                          46,707
                                                                                          -----------------
                                                                                          -----------------

Household Products - 0.9%
Gillette Company                                                       100                           4,119
Procter & Gamble, Inc.                                                 200                          21,912
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    26,031
                                                                                          -----------------
                                                                                          -----------------
Tobacco - 0.7%
Philip Morris Companies                                                820                          18,860
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  NON-DURABLES                                                                             131,633
                                                                                          -----------------
                                                                                          -----------------

RETAIL & WHOLESALE - 6.2%
Department Stores - 0.2%
Penney (J.C.)                                                          300                           5,981
                                                                                          -----------------
                                                                                          -----------------

Drug Stores - 0.4%
Walgreen Company                                                       350                          10,238
                                                                                          -----------------
                                                                                          -----------------

General Merchandise Stores - 2.6%
Wal-Mart Stores, Inc.                                                1,070                          73,964
                                                                                          -----------------
                                                                                          -----------------
Industry Leaders Fund (R)
Schedule of Investments - December 31, 1999 (Unaudited)- continued

Common Stocks - continued                                         Shares                       Value

RETAIL & WHOLESALE - continued
Grocery Stores - 0.8%
Albertson's, Inc.                                                      585                        $ 18,866
Supervalu, Inc.                                                        230                           4,600
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    23,466
                                                                                          -----------------
                                                                                          -----------------
Specialty - 2.2%
AutoNation, Inc. (a)                                                 2,075                          19,194
Home Depot, Inc.                                                       225                          15,469
Genuine Parts Co.                                                      100                           2,481
Toys R Us, Inc. (a)                                                  1,735                          24,832
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    61,976
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  RETAIL  &  WHOLESALE                                                                     175,625
                                                                                          -----------------
                                                                                          -----------------

SERVICES - 0.7%
Advertising - 0.2%
Interpublic Group                                                      100                           5,769
                                                                                          -----------------
                                                                                          -----------------

Educational Services - 0.1%
Sylvan Learning Systems, Inc. (a)                                      100                           1,300
                                                                                          -----------------
                                                                                          -----------------

Leasing & Rental - 0.4%
Hertz Corporation - Class A                                            230                          11,529
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  SERVICES                                                                                  18,598
                                                                                          -----------------
                                                                                          -----------------

TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
Lucent Technologies, Inc.                                              400                          30,000
                                                                                          -----------------
                                                                                          -----------------

Computer Services & Software - 3.5%
Excite@Home                                                            275                          11,791
IMS Health, Inc.                                                       100                           2,719
Microsoft, Inc. (a)                                                    740                          86,395
                                                                                          -----------------
                                                                                          -----------------
                                                                                                   100,905
                                                                                          -----------------
                                                                                          -----------------
Computers & Office Equipment - 3.5%
Hewlett-Packard Company                                                325                          36,969
International Business Machines, Inc.                                  580                          62,567
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    99,536
                                                                                          -----------------
                                                                                          -----------------
Electronics - 3.4%
Intel Corporation                                                      790                          65,027
JDS Uniphase Corporation                                               200                          32,262
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    97,289
                                                                                          -----------------
                                                                                          -----------------
Industry Leaders Fund (R)
Schedule of Investments - December 31, 1999 (Unaudited)- continued

Common Stocks - continued                                         Shares                       Value

TECHNOLOGY - continued
Photography & Imaging - 0.8%
Eastman Kodak, Inc.                                                    120                         $ 7,950
Xerox Corporation                                                      605                          13,726
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    21,676
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  TECHNOLOGY                                                                               349,406
                                                                                          -----------------
                                                                                          -----------------

TRANSPORTATION - 2.0%
Air Transportation - 1.0%
AMR Corporation (a)                                                    450                          30,150
                                                                                          -----------------
                                                                                          -----------------

Railroads - 0.9%
Burlington Northern Santa Fe, Inc.                                   1,065                          25,826
                                                                                          -----------------
                                                                                          -----------------

Water Transportation - 0.1%
Alexander & Baldwin, Inc.                                              100                           2,281
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  TRANSPORTATION                                                                            58,257
                                                                                          -----------------
                                                                                          -----------------

UTILITIES - 14.9%
Electric Utility - 5.6%
Duke Energy, Inc.                                                      300                          15,037
PG&E Corporation                                                     1,340                          27,470
The Southern Company                                                 1,665                          59,212
Texas Utilities, Inc.                                                2,565                          60,277
                                                                                          -----------------
                                                                                          -----------------
                                                                                                   161,996
                                                                                          -----------------
                                                                                          -----------------
Natural Gas - 1.7%
Enron Corporation                                                      840                          37,275
KeySpan Corporation                                                    470                          10,898
                                                                                          -----------------
                                                                                          -----------------
                                                                                                    48,173
                                                                                          -----------------
                                                                                          -----------------
Telephone Services - 7.5%
AT&T Corporation                                                     1,075                          54,623
Bell Atlantic Corporation                                              985                          60,639
MCI WorldCom (a)                                                     1,080                          57,307
SBC Communications, Inc.                                               845                          41,194
                                                                                          -----------------
                                                                                          -----------------
                                                                                                   213,763
                                                                                          -----------------
                                                                                          -----------------
Water - 0.1%
American Water Works, Inc.                                             100                           2,125
                                                                                          -----------------
                                                                                          -----------------

   TOTAL  UTILITIES                                                                                426,057
                                                                                          -----------------
                                                                                          -----------------

TOTAL COMMON STOCKS (Cost $2,700,230)                                                            2,754,914
                                                                                          -----------------
                                                                                          -----------------

Industry Leaders Fund (R)
Schedule of Investments - December 31, 1999 (Unaudited)- continued

                                                                 Principal
                                                                 Amount                        Value
Money Market Securities - 0.8%
Fiduciary Money Market Fund, 2.20% (b)
   (Cost $22,144)                                                 $ 22,144                          22,144
                                                                                          -----------------
                                                                                          -----------------

TOTAL INVESTMENTS - 97.3% (Cost $2,722,374)                                                      2,777,058
                                                                                          -----------------
                                                                                          -----------------
Other assets less liabilities - 2.7%                                                                75,716
                                                                                          -----------------
                                                                                          -----------------
TOTAL NET ASSETS - 100.0%                                                                      $ 2,852,774
                                                                                          =================
                                                                                          =================



(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 1999



Industry Leaders Fund (R)                                                               December 31, 1999
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $2,722,374)                                                 $ 2,777,058
Cash                                                                                            60,600
Receivable for fund shares sold                                                                 12,700
Dividends receivable                                                                             4,143
Interest receivable                                                                                 64
                                                                                     ------------------
   Total assets                                                                              2,854,565

Liabilities
Accrued investment advisory fee payable                                   $ 1,621
Accrued distribution fee payable                                              170
                                                                 -----------------

   Total liabilities                                                                             1,791
                                                                                     ------------------

Net Assets                                                                                 $ 2,852,774
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 2,816,971
Accumulated undistributed net investment income                                                    193
Accumulated net realized gain (loss) on investments                                            (19,074)
Net unrealized appreciation on investments                                                      54,684
                                                                                     ------------------

Net Assets                                                                                 $ 2,852,774
                                                                                     ==================


Class D:
Net Asset Value, offering price and redemption
   price per share ($1,081,274 / 106,752 shares)                                               $ 10.13
                                                                                     ==================

Class I:
Net Asset Value, offering price and redemption
   price per share ($1,771,500 / 172,115 shares)                                               $ 10.29
                                                                                     ==================


Industry Leaders Fund (R)
Statement of Operations for six months ended December 31, 1999 (Unaudited)


Investment Income
Dividend income                                                                                 $ 23,396
Interest income                                                                                      341
                                                                                          ---------------
Total Income                                                                                      23,737


Expenses
Investment advisory fee                                                         $ 9,550
Distribution fees - Class D                                                       1,362
                                                                      ------------------
Total operating expenses                                                                          10,912
                                                                                          ---------------
                                                                                          ---------------
Net Investment Income                                                                             12,825
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                               (12,508)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     (89,430)
                                                                      ------------------
Net gain (loss) on investment securities                                                        (101,938)
                                                                                          ---------------
                                                                                          ---------------
Net increase in net assets resulting from operations                                           $ (89,113)
                                                                                          ===============


Industry Leaders Fund (R)
Statement of Changes in Net Assets
                                                                                  Six months
                                                                                    ended                 Period
                                                                                 December 31,             ended
                                                                                     1999                June 30,
                                                                                 (Unaudited)             1999 (a)
                                                                               -----------------     -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                               $ 12,825               $ 7,878
   Net realized gain (loss) on investment securities                                    (12,508)               21,055
   Change in net unrealized appreciation (depreciation)                                 (89,430)              144,114
                                                                               -----------------     -----------------
                                                                               -----------------     -----------------
   Net increase (decrease) in net assets resulting from operations                      (89,113)              173,047
                                                                               -----------------     -----------------
Distributions to shareholders
   From net investment income                                                           (20,510)                    -
   Return of capital                                                                          -                     -
   From net realized gain                                                               (27,621)                    -
                                                                               -----------------     -----------------
   Total distributions                                                                  (48,131)                    -
Share Transactions - net increase
   Class D                                                                               17,786             1,050,000
   Class I                                                                              218,285             1,530,900
                                                                               -----------------     -----------------
Net increase in net assets resulting
   from share transactions                                                              236,071             2,580,900
                                                                               -----------------     -----------------
                                                                               -----------------     -----------------
   Total increase in net assets                                                          98,827             2,753,947
                                                                               -----------------     -----------------

Net Assets
   Beginning of period                                                                2,753,947                     -
                                                                               -----------------     -----------------

   End of period                                                                    $ 2,852,774           $ 2,753,947
                                                                               =================     =================


(a)  March 17, 1999 (commencement of operations) to June 30, 1999.


Industry Leaders Fund (R)
Class D
Financial Highlights
                                                    Six months
                                                       ended               Period
                                                   December 31,            ended
                                                       1999               June 30,
                                                    (Unaudited)           1999 (a)
                                                   --------------      ---------------
Selected Per Share Data
Net asset value, beginning of period                     $ 10.77              $ 10.00
                                                   --------------      ---------------
Income from investment operations
   Net investment income                                    0.04                 0.03
   Net realized and unrealized gain                        (0.51)                0.74
                                                   --------------      ---------------
Total from investment operations                           (0.47)                0.77
                                                   --------------      ---------------

Less distributions:
   Distributions from net investment income                (0.07)                   -
   Distributions from net realized gains                   (0.10)                   -
                                                   --------------      ---------------
Total distributions                                        (0.17)                   -
                                                   --------------      ---------------
                                                   --------------      ---------------
Net asset value, end of period                           $ 10.13              $ 10.77
                                                   ==============      ===============

Total Return (b)                                           (4.37)%              7.70%

Ratios and Supplemental Data
Net assets, end of period (000)                           $1,081               $1,130
Ratio of expenses to average net assets                    0.95%  (c)           0.95%  (c)
Ratio of net investment income to
   average net assets                                      0.73%  (c)           0.84%  (c)
Portfolio turnover rate                                   66.19%  (c)          64.93%  (c)

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized


Industry Leaders Fund (R)
Class I
Financial Highlights
                                                    Six months
                                                       ended               Period
                                                   December 31,            ended
                                                       1999               June 30,
                                                    (Unaudited)           1999 (a)
                                                   --------------      ---------------
Selected Per Share Data
Net asset value, beginning of period                     $ 10.77              $ 10.00
                                                   --------------      ---------------
Income from investment operations
   Net investment income                                    0.06                 0.04
   Net realized and unrealized gain                        (0.36)                0.73
                                                   --------------      ---------------
Total from investment operations                           (0.30)                0.77
                                                   --------------      ---------------

Less distributions:
   Distributions from net investment income                (0.08)                   -
   Distributions from net realized gains                   (0.10)                   -
                                                   --------------      ---------------
Total distributions                                        (0.18)                   -
                                                   --------------      ---------------
Net asset value, end of period                           $ 10.29              $ 10.77
                                                   ==============      ===============

Total Return (b)                                           (2.69)%              7.70%

Ratios and Supplemental Data
Net assets, end of period (000)                           $1,772               $1,624
Ratio of expenses to average net assets                    0.70%  (c)           0.70%
Ratio of net investment income to
   average net assets                                      1.08%  (c)           1.39%
Portfolio turnover rate                                   66.19%  (c)          64.93%

(a)  March 17, 1999 (commencement of operations) to June 30, 1999.
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized


                            INDUSTRY LEADERS FUND(R)
                          NOTES TO FINANCIAL STATEMENTS
                         FOR THE SIX MONTH PERIOD ENDED
                          DECEMBER 31, 1999 (UNAUDITED)

NOTE 1.  ORGANIZATION

     Industry Leaders Fund(R) (the "Fund") was organized as a series of the Industry Leaders Fund(R), a Delaware business trust (the "Trust), on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

     The Fund currently consists of two classes of shares, Class D and Class I, each of which has equal rights as to assets and voting privileges except that each class has different distribution expenses. Each class has exclusive voting rights with respect to its distribution plans.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATION- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the

                            INDUSTRY LEADERS FUND(R)
                          NOTES TO FINANCIAL STATEMENTS
                         FOR THE SIX MONTH PERIOD ENDED
                    DECEMBER 31, 1999 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

REDEMPTION FEES - Class D shares held in the fund less than six months are subject to a redemption fee equal to 0.75% of an amount equal to the lesser of the net asset value at time of purchase of Class D shares being redeemed or the net asset value of such Class D shares at time of redemption. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.

OTHER - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Claremont Investment Partners(R)L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its Chief Executive Officer is Barry F. Sullivan. Barry F. Sullivan is the father of the Portfolio Manager, Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the operating expenses of the Fund. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of

                            INDUSTRY LEADERS FUND(R)
                          NOTES TO FINANCIAL STATEMENTS
                         FOR THE SIX MONTH PERIOD ENDED
                    DECEMBER 31, 1999 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

0.70% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses are paid by the Adviser. For the six-month period ended December 31, 1999, the Adviser received a fee of $9,550 from the Fund. Certain officers and trustees of the Fund are also officers of the Advisor and shareholders of the Fund.

     On behalf of the Class D shares, the fund has adopted a distribution fee (the "Distribution Plan") under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class D Shares. For the six month period ended December 31, 1999, the Adviser received distribution fees of $1,362 from the Fund for expenses related to the sale of Fund shares.

NOTE 4.  SHARE TRANSACTIONS

     As of December 31, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at December 31, 1999 was $2,816,971.

     Transactions in shares were as follows:

                                     SIX MONTH ENDED                     FOR THE PERIOD MARCH 17, 1999
                                    DECEMBER 31, 1999              (COMMENCEMENT OF OPERATIONS) TO JUNE 30,
                                                                                     1999

                               SHARES               DOLLARS               SHARES               DOLLARS

CLASS D:

Shares sold                        0                     $0               105,500             $1,050,000
Shares issued in
reinvestment of
dividend                       1,752                $17,786                     0                     $0
Shares Redemption                 (0)                   $(0)                   (0)                   $(0)
                              --------             ---------             ---------          -------------

                               1,752                $17,786               105,500             $1,050,000
                               =====                =======                ======             ==========





                            INDUSTRY LEADERS FUND(R)
                          NOTES TO FINANCIAL STATEMENTS
                         FOR THE SIX MONTH PERIOD ENDED
                    DECEMBER 31, 1999 (UNAUDITED) - CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED

                                     SIX MONTH ENDED                     FOR THE PERIOD MARCH 17, 1999
                                    DECEMBER 31, 1999              (COMMENCEMENT OF OPERATIONS) TO JUNE 30,
                                                                                     1999

                               SHARES               DOLLARS               SHARES               DOLLARS

CLASS I:

Shares sold                   18,770              $192,200               150,769             $1,530,900
Shares issued in               2,990               $30,345                     0                     $0
Shares Redemption               (414)              $(4,260)                   (0)                   $(0)
                              --------            ---------            ------------      ----------------

                              21,346              $218,285               150,769             $1,530,900
                              =======              =======               =======             ========



NOTE 5.  INVESTMENTS

     For the six month period ended December 31, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $939,830 and $762,879, respectively. As of December 31, 1999, the gross unrealized appreciation for all securities totaled $283,802 and the gross unrealized depreciation for all securities totaled $229,118 for a net unrealized appreciation of $54,684. The aggregate cost of securities for federal income tax purposes at December 31, 1999 was $2,722,374.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            INDUSTRY LEADERS FUND(R)
                          NOTES TO FINANCIAL STATEMENTS
                         FOR THE SIX MONTH PERIOD ENDED
                    DECEMBER 31, 1999 (UNAUDITED) - CONTINUED

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1999, Barry F. Sullivan, Chief Executive Officer of Claremont Investment Partners, L.L.C. (the Adviser), and entities which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate more than 25% of the Fund.

NOTE 8.  SHAREHOLDER MEETING

     At a Special Meeting of Shareholders held on July 29, 1999, shareholders of the Fund approved an increase in the Fund's fundamental restriction on the maximum percentage of assets which it may invest in any one issuer from 2.25% to 2.75%.

     The fundamental investment restriction change was approved by 100% of the outstanding Class D Shares and 92.25% of outstanding Class I Shares. Of the 7.75% Class I Shares not voting in favor of the fundamental investment restriction change, none were present at the Special Meeting in person or by proxy. No Class I or Class D Shares voted against the proposal. No abstentions or broker non-votes were submitted.